Delaware Investments(sm)
--------------------------------------
A member of Lincoln Financial Group(R)

[Graphic Omitted: Fixed Income Artwork]

Semiannual Report
2003

FIXED INCOME

DELAWARE
Tax-Free Money Fund



[Graphic Omitted: Logo] POWERED BY RESEARCH.(SM)

Table
  of Contents

Letter to Shareholders                     1

New at Delaware                            2

Performance Summary                        3

Financial Statements:

 Statement of Net Assets                   4

 Statement of Operations                   6

 Statements of Changes
   in Net Assets                           7

Financial Highlights                       8

Notes to Financial Statements             10

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) Delaware Distributors, L.P.



Delaware Investments
       Powered by Research


At Delaware Investments, our long history of asset management has taught us the importance of two key principles:

o Astute security selection is essential when seeking a performance advantage.

o Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.


Capabilities in all major asset classes
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

o U.S. growth equity
o U.S. value equity
o U.S. fixed income
o International and global
o U.S. structured-approach equity products

The Independent Research Advantage
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.

o The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.

o The research leads to a truly distinct managerial approach -- rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A Commitment to Our Investors
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.


Experience
Delaware Investments' 177 seasoned investment professionals -- of whom 119 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.


Performance
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, incorporating risk assessment in their processes and avoiding those strategies aimed at short-term gains or generally associated with volatility.


Service
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

Letter                                             Delaware Tax-Free Money Fund
       to Shareholders                             November 12, 2002

Recap of Events
As the economy continues to recover from the recession that ended in late 2001, interest rates remain low and many investors are awaiting new opportunities that may arise in the capital markets over the coming months. Stemming from the market uncertainty, equities have generally continued to trend downward this year. Investors have generally raised concern about the direction of the market and when the bottom might occur.


Economic indicators were mixed during the six-month period ended October 31, 2002 resulting in volatile stock and bond markets that appeared susceptible to further weakness. Consumer confidence declined during the period, while automobile and home sales rose. Consumer spending, another important economic indicator, will be closely monitored as it represents two-thirds of the national gross domestic product (GDP).


In its continuing effort to stimulate the economy, the Federal Reserve left the fed funds rate at 1.75% at their September 2002 meeting, then reduced the rate to 1.25% in early November, just after the close of the six-month period covered in this report. The key interest rate is now at a 41-year low. The Fed's position on interest rates was substantiated by indications of low inflationary pressures along with moderate economic growth.


Reports of missed earnings during the period continued to negatively affect stock market conditions. The lack of any positive momentum concerned investors as the Dow Jones Industrial Average fell to a four-year low in September. Investors who were hesitant to approach equities may have looked toward money market funds and fixed-income vehicles, many of which offer greater relative security in comparison.


For the six-month period ended October 31, 2002, Delaware Tax-Free Money Fund returned +0.25% (Class A shares with dividends reinvested). The Fund's peer group, as measured by the 133 funds composing the Lipper Tax-Exempt Money Market Funds Average, gained +0.44% for the same period.


Market Outlook
We believe the economy remains poised to continue its slow rebound in the months ahead. We expect to see a recovery in corporate profits eventually take hold and a more stable economic environment starting in 2003.


In the meantime, we believe that money market funds like Delaware Tax-Free Money Fund will continue to play an important role in investors' portfolios as a short-term investment vehicle.


As always, we wish you the best and thank you again for selecting Delaware Investments.


Sincerely,

/s/  David K. Downes
---------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds



Total Return
For the period ended October 31, 2002                           Six Months
---------------------------------------------------------------------------
Delaware Tax-Free Money Fund -- Class A Shares                    +0.25%
---------------------------------------------------------------------------
U.S. Consumer Price Index                                         +0.83%
Lipper Tax-Exempt Money Market Funds Average (133 funds)          +0.44%
---------------------------------------------------------------------------
All performance shown above assumes reinvestment of all dividends. Performance information for all Fund classes and a description of the index and the Lipper Tax-Exempt Money Market Funds Average can be found on page 3. You cannot invest directly in an index. Past performance is not a guarantee of future results.

New                                             [GRAPHIC OMITTED edelivery Logo]
  at Delaware

  Simplify your life.

          MANAGE YOUR INVESTMENTS
                          ONLINE!

Get Account Access, Delaware Investments' secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and the highest level of Web security available. You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and have it entered directly into your 1040 tax return. Available only with Turbo Tax(R) software.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select individual investor, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday to assist with any questions.

Delaware
       Tax-Free Money Fund


Fund Basics
As of October 31, 2002
-------------------------------------------------------------------------------
Fund Objective:
The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.
-------------------------------------------------------------------------------
Total Fund Net Assets:
$24.91 million
-------------------------------------------------------------------------------
Number of Holdings:
32
-------------------------------------------------------------------------------
Fund Start Date:
September 17, 1981
-------------------------------------------------------------------------------
Your Fund Manager:
Michael P. Buckley was formerly a Vice President and Municipal Credit Analyst for T. Rowe Price Associates, Inc. He also has served as an Assistant Director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the Center's financial advisory business. Mr. Buckley is a member of the National Federation of Municipal Analysts and past Treasurer of the Municipal Bond Club of Baltimore.
-------------------------------------------------------------------------------
Nasdaq Symbol:
Class A DTFXX
-------------------------------------------------------------------------------
CUSIP Number:
Consultant Class          245911201


Fund Performance
Average Annual Total Returns

Through October 31, 2002                                                                  SEC 7-day
                              Lifetime     10 Years       Five Years       One Year         Yield
---------------------------------------------------------------------------------------------------
Class A
   (Est. 9/17/81)            +3.63%        +2.30%           +2.14%         +0.49%         +0.41%
Consultant Class
   (Est. 3/15/88)+           +3.60%        +2.30%           +2.13%         +0.49%         +0.41%
---------------------------------------------------------------------------------------------------
U.S. Consumer
   Price Index               +3.20%*       +2.49%           +2.33%         +2.03%
Lipper Tax-Exempt
   Money Market
   Funds Average
   (133 funds)               +3.91%*       +2.64%           +2.53%         +0.92%
---------------------------------------------------------------------------------------------------


All performance shown above assumes reinvestment of all dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). Past performance is not a guarantee of future results.

+Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees; however, the Board of Trustees for the Fund has suspended 12b-1 plan payments effective June 1, 1990.

*Assumes a start date of September 30, 1981.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Tax-Free Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. Some income may be subject to the federal alternative minimum tax that applies to certain tax payers.

Potential Benefits of Delaware Tax-Free Money Fund

Delaware Tax-Free Money Fund invests in short-term municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

o Relative Safety - Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Check writing privileges - You have the ability to write checks against your account;*

o Current income - The Fund seeks stability of your principal and a high level of current income exempt from federal income tax;

o   Convenient access to other funds in the Delaware Investments Family of Funds
    - Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Fund. Investors should be aware thatmoney market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund. Find out how we can help shape your future today.

* For investors of Class A shares only.

**When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

To obtain a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

Statement                                          Delaware Tax-Free Money Fund
       of Net Assets                               October 31, 2002 (Unaudited)

                                                   Principal           Market
                                                     Amount            Value
*Variable Rate Demand Notes - 83.61%
   Allentown, Pennsylvania Commercial &
     Industrial Development
     (Diocese of Allentown) 1.95% 12/1/29
     (LOC, Wachovia Bank)                        $    300,000     $    300,000
   Chester County, Pennsylvania Health &
     Higher Education Facilities Authority
     Revenue (Barclay Friends Project)
     Series B 1.85% 8/1/25
     (LOC, Wachovia Bank)                           1,100,000        1,100,000
   Chester County, Pennsylvania Health &
     Higher Education Facilities Authority
     Revenue (Simpson Meadows Project)
     1.90% 10/1/30
     (LOC, Allied Irish Bank PLC)                   1,000,000        1,000,000
   Colorado Educational & Cultural Facility
     Authority Revenue
     (YMCA of Metro Denver Project)
     1.90% 7/1/18 (LOC, Wells Fargo Bank)           1,100,000        1,100,000
   Columbia, Alabama Industrial
     Development Board Pollution
     Control Revenue
     (Alabama Power Company Project)
     2.15% 6/1/28 (AMT)                               800,000          800,000
   Frederick County, Maryland Educational
     Facilities Revenue (Hood College)
     1.86% 6/1/18 (LOC, Wachovia Bank)              1,200,000        1,200,000
   Gulf Coast, Texas Waste Disposal
     Authority Environmental Facilities
     Revenue (Waste Corporation of
     Texas Project) 2.05% 9/1/22 (AMT)
     (LOC, Wells Fargo Bank)                          500,000          500,000
   Idaho Housing & Finance Association
     Single Family Mortgage Series A
     1.95% 7/1/33 (AMT)(LOC, Bayerische
     LandesBank Girozentrale)                       1,000,000        1,000,000
   Indianapolis, Indiana Economic
     Development Revenue (Visiting Nurse
     Service Foundation) 1.85% 3/1/13
     (LOC, Fifth Third Bank)                        1,250,000        1,250,000
   Jefferson County, Alabama Waters
     Series B 2.00% 4/1/21 (SPA)
     (Bayerische LandesBank Girozentrale
     and Morgan Guaranty Trust Company
     of New York)                                     700,000          700,000
   Lancaster, Pennsylvania Industrial
     Development Authority Revenue
     (Garden Spot Village) Project B
     1.85% 5/1/31 (LOC, Suntrust Bank)              1,000,000        1,000,000
   Maryland State Health & Higher
     Educational Facilities Authority
     Revenue (North Arundel Hospital)
     Series A 1.85% 7/1/32
     (LOC, Citizens Trust)                          1,000,000        1,000,000

                                                   Principal           Market
                                                     Amount            Value

*Variable Rate Demand Notes (continued)
   Miami County, Indiana Economic
     Development Revenue
     (Dukes Memorial  Hospital Project)
     1.90% 10/1/30
     (LOC, Wells Fargo Bank)                   $    1,100,000   $    1,100,000
   Milwaukee, Wisconsin Redevelopment
     Authority Redevelopment Revenue
     (United Community Center Project)
     1.90% 10/1/22 (LOC,  U.S. Bank)                  875,000          875,000
   Minnesota State Higher Education
     Coordinating Broad Revenue
     (Supply Student Loan Program B)
     1.95% 11/1/24 (AMT)
     (SPA, Wells Fargo Bank)                        1,000,000        1,000,000
   Montgomery County, Pennsylvania
     Higher Education & Health Authority
     Revenue (Philadelphia Geriatric Center)
     Series B 1.90% 12/1/33
     (LOC, Allied Irish Bank PLC)                   1,200,000        1,200,000
   Palm Beach County, Florida Revenue
     (Henry Morrison Flagler Project)
     1.85% 11/1/34 (LOC, Northern Trust)            1,000,000        1,000,000
   Palm Beach County, Florida Revenue
     (Jewish Community Campus Project)
     1.85% 3/1/30 (LOC, Northern Trust)               800,000          800,000
   Philadelphia, Pennsylvania Hospitals
     & Higher Education Facilities Authority
     Revenue (The Philadelphia School)
     Series A-3 1.90% 3/1/19
     (LOC, Wachovia Bank)                             500,000          500,000
   Philadelphia, Pennsylvania Hospitals
     & Higher Education Facilities Authority
     Revenue (Temple East Inc.)
     Series B 1.90% 6/1/14
     (LOC, Wachovia Bank)                             900,000          900,000
   Pittsburgh, Pennsylvania Urban
     Redevelopment Authority
     (Wood Street Commons Project)
     2.375% 12/1/16 (AMT)
     (LOC, Pittsburgh National Bank)                1,255,000        1,255,000
   Webster County, Iowa Education
     Facilities Revenue
     (Fort Dodge
     Catholic Schools Project)
     1.90% 7/1/20 (LOC,
     Wells Fargo Bank)                              1,250,000        1,250,000
                                                               ---------------
Total Variable Rate Demand Notes
   (cost $20,830,000)                                               20,830,000
                                                               ---------------

Statement                                           Delaware Tax-Free Money Fund
       of Net Assets (continued)


                                                   Principal           Market
                                                     Amount            Value

Municipal Bonds - 11.60%
   Clay, Indiana School Building
     Corporation First Mortgage
     1.50% 1/15/03 (FGIC)                        $    500,000   $      500,025
   Fort Smith, Arkansas Sales & Use Tax
     Series B 2.25% 12/1/02                           510,000          510,102
   Julington, Florida Creek Plantation
     Community Development District
     Assessment Revenue
     1.85% 5/1/03 (MBIA)                              255,000          254,875
   Kaufman, Texas Independent School
     District Permanent School Fund
     4.00% 2/15/03                                    500,000          502,911
   Muskegon County, Michigan Wastewater
     Management System No.1
     1.80% 7/1/03 (AMT) (FSA)                         250,000          250,000
   New Rochelle, New York City
     School District Series A
     2.25% 12/15/02 (FSA)                             300,000          300,266
   Northern Potter, Pennsylvania School
     District 1.70% 3/1/03 (FGIC)                     280,000          280,000
   Pennsylvania State Higher Educational
     Facilities Authority Revenue
     (Pennsylvania State University)
     1.80% 3/1/03                                     170,000          170,000
   Shelby County, Tennessee Series A
     5.00% 3/1/03                                     120,000          121,167
                                                                 -------------
Total Municipal Bonds (cost $2,889,346)                              2,889,346
                                                                 -------------


Commercial Paper - 4.82%
   Delaware County, Pennsylvania Industrial
     Development Authority Pollution
     Control Revenue (Philadelphia Electric
     Company Project) Series 88-A
     1.30% 11/4/02 (FGIC)                           1,200,000        1,200,000
                                                                 -------------
Total Commercial Paper (cost $1,200,000)                             1,200,000
                                                                 -------------

Total Market Value of Securities - 100.03%
  (cost $24,919,346)**                                           $  24,919,346
Liabilities Net of Receivables and
  Other Assets - (0.03%)                                                (6,805)
                                                                 -------------
Net Assets Applicable to 24,912,541 Shares
  Outstanding - 100.00%                                          $  24,912,541
                                                                 =============
Net Asset Value - Delaware Tax-Free Money Fund A Class
  ($24,119,783 / 24,119,783 Shares)                                      $1.00
                                                                         -----
Net Asset Value - Delaware Tax-Free Money Fund
  Consultant Class
  ($792,758 / 792,758 Shares)                                            $1.00
                                                                         -----
 *The rates shown are the rates in effect as of 10/31/02.
**Also the cost for federal income tax purposes.



Summary of Abbreviations:
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement


See accompanying notes

Statement
     of Operations

                                   Delaware Tax-Free Money Fund
                                   Six Months Ended October 31, 2002 (Unaudited)



   Investment Income:
     Interest                                                                                 $   196,838
                                                                                              -----------
   Expenses:
     Management fees                                                          $  57,616
     Registration fees                                                           23,346
     Dividend disbursing and transfer agent fees and expenses                    15,907
     Reports and statements to shareholders                                      13,800
     Professional fees                                                           11,475
     Accounting and administration                                                5,660
     Trustees' fees                                                               3,210
     Custodian fees                                                                 686
     Other                                                                        4,723           136,423
                                                                              ---------       -----------
     Less expenses paid indirectly                                                                   (824)
                                                                                              -----------
     Total expenses                                                                               135,599
                                                                                              -----------
   Net Investment Income                                                                           61,239
                                                                                              -----------
   Net Increase in Net Assets Resulting from Operations                                       $    61,239
                                                                                              ===========

See accompanying notes

Statements                                          Delaware Tax-Free Money Fund
     of Changes in Net Assets

                                                                                  Six Months                Year
                                                                                    Ended                  Ended
                                                                                   10/31/02               4/30/02
                                                                                 (Unaudited)
   Increase in Net Assets from Operations:
     Net investment income                                                        $      61,239         $    282,430
                                                                                  -------------         ------------
   Dividends to Shareholders from:
     Net investment income:
        Class A                                                                         (58,146)            (267,208)
        Consultant Class                                                                 (3,093)             (15,222)
                                                                                  -------------         ------------
                                                                                        (61,239)            (282,430)
                                                                                  -------------         ------------
   Capital Share Transactions:
     Proceeds from shares sold:
        Class A                                                                       5,811,899           16,948,042
        Consultant Class                                                                241,432            2,442,183

     Net asset value of shares issued upon reinvestment of dividends:
        Class A                                                                          58,960              259,391
        Consultant Class                                                                  3,227               15,386
                                                                                  -------------         ------------
                                                                                      6,115,518           19,665,002
                                                                                  -------------         ------------
     Cost of shares repurchased:
        Class A                                                                      (5,856,739)         (18,211,567)
        Consultant Class                                                             (1,419,925)          (1,523,439)
                                                                                  -------------         ------------
                                                                                     (7,276,664)         (19,735,006)
                                                                                  -------------         ------------
   Decrease in net assets derived from capital share transactions                    (1,161,146)             (70,004)
                                                                                  -------------         ------------
   Net Decrease In Net Assets                                                        (1,161,146)             (70,004)

   Net Assets:
     Beginning of period                                                             26,073,687           26,143,691
                                                                                  -------------         ------------
     End of period                                                                  $24,912,541         $ 26,073,687
                                                                                  =============         ============
See accompanying notes

Financial
     Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Delaware Tax-Free Money Fund Class A

                                                 Six Months
                                                   Ended                           Year Ended
                                                 10/31/02(2) 4/30/02      4/30/01   4/30/00    4/30/99    4/30/98
                                                (Unaudited)
   Net asset value, beginning of period           $1.000     $ 1.000       $1.000    $1.000     $1.000    $ 1.000

   Income from investment operations:
   Net investment income                           0.002       0.011        0.030     0.026      0.024      0.028
                                                  ------     -------       ------    ------     ------    -------
   Total from investment operations                0.002       0.011        0.030     0.026      0.024      0.028
                                                  ------     -------       ------    ------     ------    -------
   Less dividends from:
   Net investment income                          (0.002)     (0.011)      (0.030)   (0.026)    (0.024)    (0.028)
                                                  ------     -------       ------    ------     ------    -------
   Total dividends                                (0.002)     (0.011)      (0.030)   (0.026)    (0.024)    (0.028)
                                                  ------     -------       ------    ------     ------    -------

   Net asset value, end of period                 $1.000     $ 1.000       $1.000    $1.000     $1.000     $1.000
                                                  ======     =======       ======    ======     ======    =======

   Total return(1)                                 0.25%       1.07%        3.06%     2.61%      2.40%      2.78%

   Ratios and supplemental data:
   Net assets, end of period (000 omitted)       $24,120     $24,106      $25,110   $26,742    $28,136    $30,264
   Ratio of expenses to average net assets         1.06%       1.15%        1.05%     0.99%      1.02%      0.91%
   Ratio of net investment income to average net
   assets                                          0.48%       1.07%        3.02%     2.59%      2.37%      2.75%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
     Highlights (continued)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                        Delaware Tax-Free Money Consultant Class

                                                      Six Months
                                                        Ended                           Year Ended
                                                      10/31/02(2) 4/30/02      4/30/01   4/30/00    4/30/99    4/30/98
                                                     (Unaudited)
Net asset value, beginning of period                   $1.000     $ 1.000       $1.000    $1.000     $1.000     $1.000

Income from investment operations:
Net investment income                                   0.002       0.011        0.030     0.026      0.024      0.028
                                                       ------     -------       ------    ------     ------     ------
Total from investment operations                        0.002       0.011        0.030     0.026      0.024      0.028
                                                       ------     -------       ------    ------     ------     ------
Less dividends from:
Net investment income                                  (0.002)     (0.011)      (0.030)   (0.026)    (0.024)    (0.028)
                                                       ------     -------       ------    ------     ------     ------
Total dividends                                        (0.002)     (0.011)      (0.030)   (0.026)    (0.024)    (0.028)
                                                       ------     -------       ------    ------     ------     ------

Net asset value, end of period                         $1.000     $ 1.000       $1.000    $1.000     $1.000     $1.000
                                                       ======     =======       ======    ======     ======     ======

Total return(1)                                         0.25%       1.07%        3.06%     2.61%      2.40%      2.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $793     $ 1,968       $1,034    $1,186     $1,373     $4,573
Ratio of expenses to average net assets                 1.06%       1.15%        1.05%     0.99%      1.02%      0.91%
Ratio of net investment income to average net assets    0.48%       1.07%        3.02%     2.59%      2.37%      2.75%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Notes                                              Delaware Tax-Free Money Fund
  to Financial Statements                          October 31, 2002 (Unaudited)


Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware business trust and currently offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers two classes of shares, the Delaware Tax-Free Money Fund Class A and the Delaware Tax-Free Money Fund Consultant Class. Neither class has a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $308 for the period ended October 31, 2002. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended October 31, 2002 were approximately $516. The expenses paid under the above arrangements are included in their respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated daily at the following rates; 0.45% on the first $500 million of average daily net assets, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Consultant class shares.

At October 31, 2002, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC              $  4,495
   Dividend disbursing, transfer agent fees,
     accounting and other expenses payable to DSC           1,553
   Other expenses payable to DMC and affiliates             6,966


3. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months              Year
                                                          Ended                Ended
                                                        10/31/02              4/30/02
                                                       (Unaudited)
Shares sold:
     Class A                                            5,811,899           16,948,042
     Consultant Class                                     241,432            2,442,183

Shares issued upon reinvestment of dividends:
     Class A                                               58,960              259,391
     Consultant Class                                       3,227               15,386
                                                       ----------           ----------
                                                        6,115,518           19,665,002
                                                       ----------           ----------
Shares repurchased:
     Class A                                           (5,856,739)         (18,211,567)
     Consultant Class                                  (1,419,925)          (1,523,439)
                                                       ----------           ----------
                                                       (7,276,664)         (19,735,006)
                                                       ----------           ----------
Net Decrease                                           (1,161,146)             (70,004)
                                                       ==========           ==========

Notes                                              Delaware Tax-Free Money Fund
   to Financial Statements (continued)


4. Market and Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

5. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended April 30, 2002 and 2001 was as follows:

                                 2002       2001
                                 ----       ----
Tax-Exempt income              $282,430   $794,243


                       This page intentionally left blank.

Delaware Investments
   Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund


Value-Equity Group

Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group

(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
  (formerly Delaware International Equity Fund)

Blend Mutual Funds

Delaware Balanced Fund
Delaware Core Equity Fund
  (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund

Structured Equity Products Group

Delaware Diversified Growth Fund
Delaware Diversified Value Fund
Delaware Group Foundation Funds
  Delaware Growth Allocation Portfolio
  Delaware Balanced Allocation Portfolio
  Delaware Income Allocation Portfolio

Fixed Income Group

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Although the Fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that it will. The Fund is neither insured nor guaranteed by the U.S. government.


Board of Trustees            Affiliated Officers           Contact Information
Walter P. Babich             Jude T. Driscoll              Investment Manager
Board Chairman               Executive Vice President      Delaware Management Company
Citadel Constructors, Inc.   and Head of Fixed Income      Philadelphia, PA
King of Prussia, PA          Delaware Investments Family
                             of Funds                      International Affiliate
David K. Downes              Philadelphia, PA              Delaware International
President and Chief                                        Advisers Ltd.
Executive Officer            Richard J. Flannery           London, England
Delaware Investments Family  President and Chief
of Funds                     Executive Officer             National Distributor
Philadelphia, PA             Delaware Distributors, L.P.   Delaware Distributors, L.P.
                             Philadelphia, PA              Philadelphia, PA
John H. Durham
Private Investor             Richelle S. Maestro           Shareholder Servicing, Dividend
Gwynedd Valley, PA           Senior Vice President,        Disbursing and Transfer Agent
                             Deputy General Counsel and    Delaware Service Company, Inc.
John A. Fry                  Secretary                     2005 Market Street
President                    Delaware Investments Family   Philadelphia, PA 19103-7094
Franklin & Marshall College  of Funds
Lancaster, PA                Philadelphia, PA              For Shareholders
                                                           800 523-1918
Anthony D. Knerr             Michael P. Bishof
Consultant                   Senior Vice President         For Securities Dealers and Financial
Anthony Knerr & Associates   and Treasurer                 Institutions Representatives Only
New York, NY                 Delaware Investments          800 362-7500
                             Family of Funds
Ann R. Leven                 Philadelphia, PA              Web site
Former Treasurer/                                          www.delawareinvestments.com
Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief
Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President
and Treasurer
3M Corporation
St. Paul, MN


(6948)                                                        Printed in the USA
SA-006 [10/02] VGR 12/02                                                   J8816